RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Information About Key Management Personnel
The remuneration of key management which includes directors and management personnel responsible for planning, directing, and controlling the activities of the Company during the period was as follows:

	For the year ended December 31
	2021	2020

Short-term compensation (1)	$6,214	$4,772
Share-based payments (2)	29,231	8,624
Consulting fees (3) (4)	212	130

	$35,657	$13,526

(1)
Short-term compensation to key management personnel for the year ended December 31, 2021 amounted to $6,214 (2020
 - $
4,772) of which $5,954 (2020

-
$4,122) was expensed and included in salaries, benefits, and directors’ fees on the statement of net loss and comprehensive loss. The remaining $260 (2020

-
$650) was capitalized to exploration and evaluation assets.

(2)
Share-based payments to key management personnel for the year ended December 31, 2021 amounted to $29,231 (2020

-

$8,624) of which $28,766 (2020

-
$8,451) was expensed and $465 (2020

-
$173) was capitalized to exploration and evaluation assets
.

(3)
The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2021 amounting to $130 (2020

-
$130).

(4)	The Company used consulting services from a company associated with one of its employees in relation to various studies for the year ended December 31, 2021 amounting to $82 (2020 - $nil).